Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

14.        Earnings per share

	Year ended	Year ended *	Year ended *
	12/31/17	12/31/16	12/31/15
	USD	USD	USD
Basic earnings per share	$0.04	$0.09	$0.07
Diluted earnings per share	$0.04	$0.08	$0.06

Basic earnings per share

The earnings and weighted average number of ordinary shares used in the calculation of basic earnings per share are as follows:

	Year ended	Year ended *	Year ended *
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Profit for the year attributable to owners of the Company	179,679	376,630	253,411
Earnings used in the calculation of basic earnings per share	179,679	376,630	253,411
Weighted average number of ordinary shares for the purposes of basic earnings per share	4,628,850,686	4,221,765,945	3,896,041,667

*The basic and diluted earnings per share and weighted average number of ordinary shares for the prior years have been adjusted to reflect the impact of the Share Consolidation, on the basis that every ten ordinary shares of US$0.0004 each consolidated into one ordinary share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.

Diluted earnings per share

The earnings used in the calculation of diluted earnings per share are as follows:

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Earnings used in the calculation of basic earnings per share	179,679	376,630	253,411
Interest expense from convertible bonds	905	16,352	13,238
Earnings used in the calculation of diluted earnings per share	180,584	392,982	266,649

The weighted average number of ordinary shares used in the calculation of basic earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of diluted earnings per share as follows:

	Year ended	Year ended *	Year ended *
	12/31/17	12/31/16	12/31/15
Weighted average number of ordinary shares used in the calculation of basic earnings per share	4,628,850,686	4,221,765,945	3,896,041,667
Employee option and restricted share units	44,496,788	36,240,710	36,944,830
Convertible bonds	38,241,356	575,099,614	393,257,100
Perpetual subordinated convertible securities	1,848,513	—	—
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	4,713,437,343	4,833,106,269	4,326,243,597

During the year ended December 31, 2017, the Group had 5,214,138 weighted average outstanding employee stock options which were excluded from the computation of diluted earnings per share due to the exercise price higher than the average market price of the ordinary shares and 377,137,509 potential shares upon the conversion of convertible bonds excluded from the computation of diluted earnings per share due to anti-dilutive effect.

During the year ended December 31, 2016, the Group had 19,757,421* weighted average outstanding employee stock options which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the common shares.

During the year ended December 31, 2015, the Group had 40,367,017* weighted average outstanding employee stock options which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the common shares.

*Weighted average number of ordinary shares and options for the prior years have been adjusted to reflect the impact of the Share Consolidation, on the basis that every ten ordinary shares of US$0.0004 each consolidated into one ordinary share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.